AXP(R)
                                                              Extra Income Fund

                                                         2000 SEMIANNUAL REPORT

American
   Express(R)
Funds

(icon of) clock


AXP Extra Income Fund seeks to provide shareholders with high current income as its primary goal and, as its secondary goal, capital growth.

Bonds with Something Extra

Bonds aren't necessarily conservative securities strictly for people willing to settle for modest returns. High-yield corporate bonds, for example, are actually quite aggressive investments, offering high potential returns to investors willing to take more risk.

These are the bonds that AXP Extra Income Fund invests in. High-yield bonds are issued by a wide range of companies -- from well-established ones that might be experiencing financial difficulty to new, rapidly growing ones that have yet to build a credit history.

Importantly, the Fund spreads its investments among many bonds representing many types of businesses. This helps to spread the investment risk for shareholders.



CONTENTS

From the Chairman                                 3
From the Portfolio Managers                       3
Fund Facts                                        5
The 10 Largest Holdings                           6
Financial Statements (Fund)                       7
Notes to Financial Statements (Fund)             10
Financial Statements (Portfolio)                 17
Notes to Financial Statements (Portfolio)        19
Investments in Securities                        22

(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman
The financial markets have always had their ups and downs, but in recent months volatility has become more frequent and intense. While no one can say with certainty what the markets will do, American Express Financial Corporation, the Fund's investment manager, expects economic growth to continue, accompanied by a modest rise in long-term interest rates. But no matter what transpires, this is a great time to take a close look at your goals and investments. We encourage you to:

o Consult a professional investment advisor who can help you cut through mountains of data.
o Set financial goals that extend beyond those achievable through the retirement plan of your employer.
o Learn as much as you can about your current investments.

The portfolio managers' letter that follows provides a review of the Fund's investment strategies and performance. The semiannual report contains other valuable information as well. The Fund's prospectus describes its investment objectives and how it intends to achieve those objectives. As experienced investors know, information is vital to making good investment decisions.

So, take a moment and decide again whether the Fund's investment objectives and management style fit with your other investments to help you reach your financial goals. And make it a practice on a regular basis to assess your investment options.

On behalf of the Board,

Arne H. Carlson

(picture of) Jack Utter
Jack Utter
Portfolio manager

From the Portfolio Managers
The high-yield sector of the bond market remained under considerable pressure during the past six months, as a higher-than-normal level of defaults and concerns about a slowdown in economic growth took a toll on prices. Reflecting the difficult environment, AXP Extra Income Fund's Class A shares experienced a loss of 7.07% (excluding the sales charge) for the first half of the fiscal year --June through November 2000. (This figure represents the Fund's total return, which includes dividends and change in net asset value.)

(picture of) Scott Schroepfer
Scott Schroepfer
Portfolio manager

The first few months of the period were relatively uneventful, although high-yield bonds did experience some price erosion. By fall, however, investors were becoming increasingly worried that the economy might be heading toward a substantial slowdown in growth, which might make it increasingly difficult for issuers of high-yield bonds to honor their interest and principal payments.

With that cloud hanging over the market, the selling pressure on high-yield bonds intensified, driving down prices through the end of the period. This trend was exacerbated by substantial redemptions from high-yield-bond mutual funds as a whole. To lessen the effect of the situation on the Fund's net asset value, we emphasized higher-quality bonds and increased the level of cash reserves in the portfolio. The trade-off in that strategy was that the Fund's dividend declined slightly during the period.

SUPPLY SURGE
The downturn last fall was ultimately unsurprising given the increase in defaults the high-yield sector had been experiencing since mid-1999, a condition that was spawned by a huge issuance of high-yield bonds in 1997. (It normally takes two to three years for potential default problems to emerge.) The simple fact is that as the number of bonds issued increases, so does the number of potential defaults. In this case, the percentage of defaults also increased.

As we look toward the rest of the fiscal year, it appears that the level of defaults may be at or near its peak. If that is the case, it would signal that the worst for high-yield bonds probably is behind us. Equally important, we think the economy is likely to continue to expand, disproving the recession scenario that plagued the high-yield sector last fall. While the realization of those two factors wouldn't automatically spark a rebound in bond prices, we do think they would lend some support for the market in the months ahead. In the meantime, as we await better market conditions, we believe the Fund will continue to provide a level of income that, at period-end, was at the high end of its historical range.

Jack Utter

Scott Schroepfer

Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                    $3.05
May 31, 2000                                                     $3.48
Decrease                                                         $0.43

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                      $0.20
From long-term capital gains                                     $  --
Total distributions                                              $0.20
Total return**                                                  -7.07%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                    $3.05
May 31, 2000                                                     $3.48
Decrease                                                         $0.43

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                      $0.18
From long-term capital gains                                     $  --
Total distributions                                              $0.18
Total return**                                                  -7.42%

Class C -- June 26, 2000* - Nov. 30, 2000
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                    $3.04
June 26, 2000*                                                   $3.48
Decrease                                                         $0.44

Distributions -- June 26, 2000* - Nov. 30, 2000
From income                                                      $0.15
From long-term capital gains                                     $  --
Total distributions                                              $0.15
Total return**                                                  -8.35%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
Nov. 30, 2000                                                    $3.05
May 31, 2000                                                     $3.48
Decrease                                                         $0.43

Distributions -- June 1, 2000 - Nov. 30, 2000
From income                                                      $0.20
From long-term capital gains                                     $  --
Total distributions                                              $0.20
Total return**                                                  -6.99%


    *  Inception date.
   ** The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

The 10 Largest Holdings

                                               Percent             Value
                                           (of net assets) (as of Nov. 30, 2000)
 CSC Holdings
     11.13% Pay-in-kind Series M Preferred       1.54%             $40,662,830
 Price Communications Wireless
     9.13% 2006                                  1.42               37,402,750
 Repap New Brunswick
     9.00% 2004                                  1.30               34,439,624
 NTL
     11.40% 2001                                 1.27               33,600,000
 Wayland Investment Fund LLC
     Preferred                                   1.25               33,021,820
 Warren (SD)
     14.00% 2006                                 1.14               29,975,370
 Outsourcing Solutions
     11.00% 2006                                 1.13               29,916,000
 Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable Preferred                      1.06               28,006,230
 NTL
     13.00% Pay-in-kind Series B Preferred       1.03               27,244,920
 Varde Fund V LP
     referred                                    1.00               26,490,000

For further detail about these holdings, please refer to the section entitled "Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 12.14% of net assets

Financial Statements

Statement of assets and liabilities
AXP Extra Income Fund, Inc.

Nov. 30, 2000 (Unaudited)

Assets
Investment in High Yield Portfolio (Note 1)                  $2,639,750,600
                                                             --------------

Liabilities
Dividends payable to shareholders                                 7,770,557
Accrued distribution fee                                             34,295
Accrued service fee                                                       2
Accrued transfer agency fee                                           9,894
Accrued administrative services fee                                   3,335
Other accrued expenses                                               25,875
                                                                     ------
Total liabilities                                                 7,843,958
                                                                  ---------
Net assets applicable to outstanding capital stock           $2,631,906,642
                                                             ==============

Represented by
Capital stock-- $.01 par value (Note 1)                      $    8,635,508
Additional paid-in capital                                    3,954,861,629
Excess of distributions over net investment income               (3,091,837)
Accumulated net realized gain (loss) (Note 4)                  (518,619,863)
Unrealized appreciation (depreciation) on investments
     and on translation of assets and liabilities in
     foreign currencies                                        (809,878,795)
                                                              ------------
Total -- representing net assets applicable
     to outstanding capital stock                            $2,631,906,642
                                                             ==============
Net assets applicable to outstanding shares:
         Class A                                             $1,862,479,668
         Class B                                             $  766,433,349
         Class C                                             $    2,374,324
         Class Y                                             $      619,301
Net asset value per share of outstanding capital stock:
         Class A shares      611,062,923                     $         3.05
         Class B shares      251,502,978                     $         3.05
         Class C shares          781,830                     $         3.04
         Class Y shares          203,089                     $         3.05


See accompanying notes to financial statements.

Statement of operations
AXP Extra Income Fund, Inc.

Six months ended Nov. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                  $   18,254,218
Interest                                                      167,791,439
                                                              -----------
Total income                                                  186,045,657
                                                              -----------
Expenses (Note 2):
Expenses allocated from High Yield Portfolio                    8,806,504
Distribution fee
     Class A                                                    2,652,342
     Class B                                                    4,354,454
     Class C                                                        5,439
Transfer agency fee                                             1,676,885
Incremental transfer agency fee
     Class A                                                      132,009
     Class B                                                       89,036
     Class C                                                           92
Service fee-- Class Y                                                 326
Administrative services fees and expenses                         686,896
Compensation of board members                                       4,694
Printing and postage                                              169,934
Registration fees                                                 110,512
Audit fees                                                          5,875
Other                                                              13,346
                                                                   ------
Total expenses                                                 18,708,344
     Earnings credits on cash balances (Note 2)                  (118,616)
                                                                ---------
Total net expenses                                             18,589,728
                                                               ----------
Investment income (loss)-- net                                167,455,929
                                                              -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions                                   (176,219,420)
     Foreign currency transactions                                 (2,276)
                                                                   ------
Net realized gain (loss) on investments                      (176,221,696)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                       (201,637,666)
                                                             ------------
Net gain (loss) on investments and foreign currencies        (377,859,362)
                                                             ------------
Net increase (decrease) in net assets
     resulting from operations                             $ (210,403,433)
                                                            =============
See accompanying notes to financial statements.

Statements of changes in net assets
AXP Extra Income Fund, Inc.

                                             Nov. 30, 2000        May 31, 2000
                                           Six months ended        Year ended
                                              (Unaudited)
Operations and distributions
Investment income (loss)-- net              $  167,455,929       $  369,102,894
Net realized gain (loss) on investments       (176,221,696)        (153,128,652)
Net change in unrealized appreciation
     (depreciation) on investments
     and on translation of assets and
     liabilities in foreign currencies        (201,637,666)        (311,468,718)
                                              ------------         ------------
Net increase (decrease) in net assets
     resulting from operations                (210,403,433)         (95,494,476)
                                              ------------          -----------
Distributions to shareholders from:
     Net investment income
         Class A                              (123,370,501)        (267,394,597)
         Class B                               (47,321,615)         (98,425,373)
         Class C                                   (61,179)                  --
         Class Y                                   (38,462)             (94,925)
                                                   -------              -------
Total distributions                           (170,791,757)        (365,914,895)
                                              ------------         ------------

Capital share transactions (Note 3)
Proceeds from sales
         Class A shares (Notes 2 and 6)        204,115,578          543,228,750
         Class B shares                         99,993,909          309,550,131
         Class C shares                          2,662,931                   --
         Class Y shares                            153,927              505,504
Reinvestment of distributions
     at net asset value
         Class A shares                         84,750,497          175,194,772
         Class B shares                         37,373,458           78,668,584
         Class C shares                             45,315                   --
         Class Y shares                             38,036               93,810
Payments for redemptions
         Class A shares                       (380,756,430)        (978,819,213)
         Class B shares (Note 2)              (176,549,752)        (415,861,083)
         Class C shares (Note 2)                   (92,483)                  --
         Class Y shares                           (104,696)          (1,109,891)
                                                  --------           ----------
Increase (decrease) in net assets
     from capital share transactions          (128,369,710)        (288,548,636)
                                              ------------         ------------
Total increase (decrease) in net assets       (509,564,900)        (749,958,007)
Net assets at beginning of period            3,141,471,542        3,891,429,549
                                             -------------        -------------
Net assets at end of period                 $2,631,906,642       $3,141,471,542
                                            ==============       ==============
Undistributed (excess of distributions
     over) net investment income            $   (3,091,837)      $      241,427
                                            --------------       --------------

See accompanying notes to financial statements.

Notes to Financial Statements
AXP Extra Income Fund, Inc.

(Unaudited as to Nov. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock.

Class C shares of the Fund were offered to the public on June 26, 2000. Prior to this date, American Express Financial Corporation (AEFC) purchased 573 shares of capital stock at $3.49 per share, which represented the initial capital in Class C.

The Fund offers Class A, Class B, Class C and Class Y shares.

o Class A shares are sold with a front-end sales charge.
o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.
o Class C shares may be subject to a CDSC.
o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights. The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in High Yield Portfolio
The Fund invests all of its assets in the High Yield Portfolio (the Portfolio), a series of Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of Nov. 30, 2000 was 99.99%. Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Federal taxes
The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders
Dividends from net investment income, declared daily and paid monthly, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES
In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with AEFC to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.025% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service Corporation (AECSC) maintains shareholder accounts and records. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o Class A $19.50
o Class B $20.50
o Class C $20.00
o Class Y $17.50

The Fund has  agreements  with  American  Express  Financial  Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $4,677,242 for Class A and $1,289,875 for Class B for the six months ended Nov. 30, 2000 and $98 for Class C for the period ended Nov. 30, 2000.

During the six months ended Nov. 30, 2000, the Fund's transfer agency fees were reduced by $118,616 as a result of earnings credits from overnight cash balances.

3. CAPITAL SHARE TRANSACTIONS
Transactions in shares of capital stock for the periods indicated are as follows:

                                                              Six months ended Nov. 30, 2000
                                               Class A            Class B         Class C*            Class Y
Sold                                            59,933,462         29,460,575         796,460             45,322
Issued for reinvested
     distributions                              25,239,997         11,119,175          13,890             11,333
Redeemed                                      (112,692,000)       (52,222,371)        (28,520)           (31,537)
                                              ------------        -----------         -------            -------
Net increase (decrease)                        (27,518,541)       (11,642,621)        781,830             25,118
                                               -----------        -----------         -------             ------
* Inception date was June 26, 2000.

                                                                  Year ended May 31, 2000
                                                 Class A            Class B          Class C            Class Y
Sold                                           143,200,689         81,718,196             N/A            134,219
Issued for reinvested
     distributions                              46,607,413         20,948,743             N/A             24,813
Redeemed                                      (259,529,027)      (110,417,887)            N/A           (293,799)
                                              ------------       ------------            ----           --------
Net increase (decrease)                        (69,720,925)        (7,750,948)            N/A           (134,767)
                                               -----------         ----------            ----           --------


4. CAPITAL LOSS CARRY-OVER
For federal income tax purposes, the Fund has a capital loss carry-over of $341,182,961 as of May 31, 2000, that if not offset by subsequent capital gains, will expire in 2003 through 2009. It is unlikely the board will authorize a distribution of any net realized gains until the available capital loss carry-over has been offset or expires.

5. BANK BORROWINGS
The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended Nov. 30, 2000.

6. FUND MERGER
As of the close of business on July 14, 2000, AXP Extra Income Fund acquired the assets and assumed the identified liabilities of Strategist High Yield Fund.

The aggregate net assets of AXP Extra Income Fund immediately before the acquisition were $3,092,275,794.

The merger was accomplished by a tax-free exchange of 471,445 shares of Strategist High Yield Fund valued at $1,623,708.

In exchange for the Strategist High Yield Fund shares and net assets, AXP Extra Income Fund issued the following number of shares:

                      Shares                       Net assets
Class A               468,720                     $1,623,708


Strategist High Yield Fund's net assets at that date consisted of capital stock of $1,925,066 and unrealized depreciation of $301,358.



7. FINANCIAL HIGHLIGHTS
The tables below show certain important financial information for evaluating the Fund's results.

Fiscal period ended May 31,

Per share income and capital changes(a)

                                                                                   Class A
                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $3.48       $3.97       $4.58      $4.39      $4.34

Income from investment operations:

Net investment income (loss)                                   .19         .39         .40        .40        .39

Net gains (losses) (both realized
     and unrealized)                                          (.42)       (.49)       (.58)       .17        .06

Total from investment operations                              (.23)       (.10)       (.18)       .57        .45

Less distributions:

Dividends from net investment income                          (.20)       (.39)       (.43)      (.38)      (.40)

Net asset value, end of period                               $3.05       $3.48       $3.97      $4.58      $4.39

Ratios/supplemental data

Net assets, end of period (in millions)                     $1,862      $2,224      $2,814     $3,112     $2,582

Ratio of expenses to average
     daily net assets(c)                                     1.03%d       .99%        .91%       .89%       .92%

Ratio of net investment income (loss)
     to average daily net assets                            11.37%d     10.32%       9.86%      8.90%      9.01%

Portfolio turnover rate
     (excluding short-term securities)                         26%         44%         47%        81%        92%

Total return(e)                                             (7.07%)     (2.78%)     (3.67%)    13.24%     10.92%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.




Fiscal period ended May 31,

Per share income and capital changes(a)

                                                                                   Class B
                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $3.48       $3.97       $4.58      $4.39      $4.34

Income from investment operations:

Net investment income (loss)                                   .18         .36         .37        .37        .36

Net gains (losses) (both realized
     and unrealized)                                          (.43)       (.49)       (.58)       .16        .06

Total from investment operations                              (.25)       (.13)       (.21)       .53        .42

Less distributions:

Dividends from net investment income                          (.18)       (.36)       (.40)      (.34)      (.37)

Net asset value, end of period                               $3.05       $3.48       $3.97      $4.58      $4.39

Ratios/supplemental data

Net assets, end of period (in millions)                       $766        $917      $1,076     $1,046       $613

Ratio of expenses to average daily
     net assets(c)                                           1.78%d      1.75%       1.67%      1.65%      1.68%

Ratio of net investment income (loss)
     to average daily net assets                            10.61%d      9.58%       9.11%      8.23%      8.18%

Portfolio turnover rate
     (excluding short-term securities)                         26%         44%         47%        81%        92%

Total return(e)                                             (7.42%)     (3.53%)     (4.39%)    12.42%     10.07%

a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.




Fiscal period ended May 31,

Per share income and capital changes(a)

                                                            Class C
                                                             2000b
Net asset value, beginning of period                         $3.48

Income from investment operations:

Net investment income (loss)                                   .15

Net gains (losses) (both realized
     and unrealized)                                          (.44)

Total from investment operations                              (.29)

Less distributions:

Dividends from net investment income                          (.15)

Net asset value, end of period                               $3.04

Ratios/supplemental data

Net assets, end of period (in millions)                         $2

Ratio of expenses to average daily
     net assets(C)                                           1.78%d

Ratio of net investment income (loss)
     to average daily net assets                            10.94%d

Portfolio turnover rate
     (excluding short-term securities)                         26%

Total return(e)                                             (8.35%)


a For a share outstanding  throughout the period. Rounded to the nearest cent.
b Inception date was June 26, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.



Fiscal period ended May 31,

Per share income and capital changes(a)

                                                                                   Class Y

                                                             2000b       2000        1999       1998       1997
Net asset value, beginning of period                         $3.48       $3.97       $4.58      $4.39      $4.34

Income from investment operations:

Net investment income (loss)                                   .19         .39         .41        .41        .40

Net gains (losses) (both realized and unrealized)             (.42)       (.49)       (.59)       .16        .06

Total from investment operations                              (.23)       (.10)       (.18)       .57        .46

Less distributions:

Dividends from net investment income                          (.20)       (.39)       (.43)      (.38)      (.41)

Net asset value, end of period                               $3.05       $3.48       $3.97      $4.58      $4.39

Ratios/supplemental data

Net assets, end of period (in millions)                         $1          $1          $1         $2        $--

Ratio of expenses to average daily
     net assets(c)                                            .87%d       .83%        .83%       .82%       .85%

Ratio of net investment income (loss)
     to average daily net assets                            11.56%d     10.34%       9.93%     10.07%      8.68%

Portfolio turnover rate
     (excluding short-term securities)                         26%         44%         47%        81%        92%

Total return(e)                                             (6.99%)     (2.68%)     (3.58%)    13.42%     11.05%


a For a share outstanding throughout the period. Rounded to the nearest cent.
b Six months ended Nov. 30, 2000 (Unaudited).
c Expense  ratio is based on total  expenses  of the Fund  before  reduction  of earnings credits on cash balances.
d Adjusted to an annual basis.
e Total return does not reflect payment of a sales charge.




Financial Statements

Statement of assets and liabilities
High Yield Portfolio

Nov. 30, 2000 (Unaudited)

Assets
Investments in securities, at value (Note 1)
     Investments in securities of unaffiliated issuers
         (identified cost $3,323,899,042)                   $2,551,759,045
     Investments in securities of affiliated issuers
         (identified cost $48,973,125)                           2,870,305
                                                                 ---------
Total investments in securities
         (identified cost $3,372,872,167)                    2,554,629,350
Accrued interest and dividends receivable                       86,699,023
Receivable for investment securities sold                       35,665,232
                                                                ----------
Total assets                                                 2,676,993,605
                                                             -------------

Liabilities
Disbursement in excess of cash on demand deposit                 1,191,513
Payable for investment securities purchased                     35,849,811
Accrued investment management services fee                          41,657
Other accrued expenses                                              67,491
                                                                    ------
Total liabilities                                               37,150,472
                                                                ----------
Net assets                                                  $2,639,843,133
                                                            ==============

See accompanying notes to financial statements.

Statement of operations
High Yield Portfolio

Six months ended Nov. 30, 2000 (Unaudited)

Investment income
Income:
Dividends                                                     $   18,257,367
Interest                                                         167,808,170
                                                                 -----------
Total income                                                     186,065,537
                                                                 -----------
Expenses (Note 2):
Investment management services fee                                 8,495,328
Compensation of board members                                          6,152
Custodian fees                                                        91,940
Audit fees                                                            17,625
Other                                                                197,141
                                                                     -------
Total expenses                                                     8,808,186
     Earnings credits on cash balances (Note 2)                         (314)
                                                                        ----
Total net expenses                                                 8,807,872
                                                                   ---------
Investment income (loss)-- net                                   177,257,665
                                                                 -----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
     Security transactions (Note 3)                             (176,230,585)
     Foreign currency transactions                                    (2,273)
                                                                      ------
Net realized gain (loss) on investments                         (176,232,858)
Net change in unrealized appreciation (depreciation)
     on investments and on translation of assets and
     liabilities in foreign currencies                          (201,649,607)
                                                                ------------
Net gain (loss) on investments and foreign currencies           (377,882,465)
Net increase (decrease) in net assets resulting
     from operations                                          $ (200,624,800)
                                                              ==============


Statements of changes in net assets
High Yield Portfolio
                                                 Nov. 30, 2000     May 31, 2000
                                                Six months ended    Year ended
                                                  (Unaudited)
Operations
Investment income (loss)-- net                 $   177,257,665  $   392,069,684
Net realized gain (loss) on investments           (176,232,858)    (153,205,238)
Net change in unrealized appreciation
     (depreciation) on investments and on
     translation of assets and liabilities
     in foreign currencies                        (201,649,607)    (311,617,708)
                                                  ------------     ------------
Net increase (decrease) in net assets
     resulting from operations                    (200,624,800)     (72,753,262)
Net contributions (withdrawals)
     from partners                                (309,920,047)    (671,455,648)
                                                  ------------     ------------
Total increase (decrease) in net assets           (510,544,847)    (744,208,910)
Net assets at beginning of period                3,150,387,980    3,894,596,890
                                                 -------------    -------------
Net assets at end of period                     $2,639,843,133   $3,150,387,980
                                                ==============   ==============

See accompanying notes to financial statements.

Notes to Financial Statements

High Yield Portfolio
(Unaudited as to Nov. 30, 2000)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
High Yield Portfolio (the Portfolio) is a series of Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Portfolio invests primarily in long-term corporate bonds in the lower-rating categories, commonly known as junk bonds. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates
Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets and liabilities) that could differ from actual results.

Valuation of securities
All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions
To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When options on debt securities or futures are exercised, the Portfolio will realize a gain or loss. When other options are exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions
To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts
Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities
As of Nov. 30, 2000, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of Nov. 30, 2000 was $79,639,303 representing 3.02% of net assets. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Federal taxes
For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other
Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date. Interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES
The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.59% to 0.465% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended Nov. 30, 2000, the Portfolio's custodian fees were reduced by $314 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS
Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $733,083,447 and $853,425,038, respectively, for the six months ended Nov. 30, 2000. For the same period, the portfolio turnover rate was 26%. Realized gains and losses are determined on an identified cost basis.



Investments in Securities

High Yield Portfolio
Nov. 30, 2000 (Unaudited)

(Percentages represent value of investments compared to net assets)

Bonds (79.8%)
Issuer                                                      Coupon                 Principal                     Value(a)
                                                             rate                   amount
Government obligations
& agencies (0.4%)
Republic of Brazil
     (U.S. Dollar)
         04-15-14                                            8.00%                 $6,772,755(c)                 $4,977,975
United Mexican States
     (U.S. Dollar)
         05-15-26                                           11.50                   5,000,000(c)                  5,915,600
Total                                                                                                            10,893,575

Mortgage-backed securities (--%)
Merrill Lynch Mtge Investors
         06-15-21                                            7.78                      17,237(j)                     16,075

Aerospace & defense (2.2%)
BE Aerospace
     Sr Sub Nts Series B
         03-01-08                                            8.00                  10,750,000                     9,782,500
Compass Aerospace
     Company Guaranty Series B
         04-15-05                                           10.13                  12,335,000(b)                  1,726,900
     Company Guaranty Series D
         04-15-05                                           10.13                   4,000,000(b)                    560,000
Fairchild
     Company Guaranty
         04-15-09                                           10.75                  28,050,000                    21,879,000
Sequa
     Sr Nts
         08-01-09                                            9.00                  25,750,000                    25,170,625
Total                                                                                                            59,119,025

Automotive & related (2.5%)
French (JL) Auto Casting
     Company Guaranty Series B
         06-01-09                                           11.50                  19,440,000                     8,748,000
Hayes Lemmerz Intl
     Company Guaranty Series B
         07-15-07                                            9.13                   9,800,000                     6,181,000
Lear
     Company Guaranty Series B
         05-15-09                                            8.11                  25,000,000                    22,590,500
MSX Intl
     Company Guaranty
         01-15-08                                           11.38                  13,110,000                    11,995,650
Oxford Automotive
     Company Guaranty Series D
         06-15-07                                           10.13                  10,000,000                     7,500,000
Venture Holdings Trust
     Sr Nts Series B
         07-01-05                                            9.50                  14,360,000                     7,754,400
Total                                                                                                            64,769,550

Beverages & tobacco (0.5%)
Constellation Brands
     Company Guaranty
         08-01-06                                            8.63                  12,500,000                    12,750,000

Building materials & construction (0.4%)
K. Hovnanian Enterprsies
         10-01-07                                           10.50                  12,500,000(d)                 11,625,000

Chemicals (3.1%)
Allied Waste North America
     Company Guaranty Series B
         01-01-09                                            7.88                  17,450,000                    14,963,375
         08-01-09                                           10.00                  25,200,000                    21,546,000
Georgia Gulf
         11-15-05                                            7.63                   4,500,000                     4,215,060
Huntsman
     Sr Sub Nts
         07-01-07                                            9.50                   2,400,000(d)                  1,272,000
ISP Holdings
     Sr Nts Series B
         02-15-02                                            9.75                   5,780,000                     4,855,200
Lyondell Chemical
     Series B
         05-01-07                                            9.88                  18,300,000                    17,522,250
Sovereign Specialty Chemical
         03-15-10                                           11.88                   7,450,000                     7,114,750
Sterling Chemicals
     Company Guaranty Series B
         07-15-06                                           12.38                  10,000,000                     9,300,000
Total                                                                                                            80,788,635

Commercial finance (0.1%)
Advance Holding
     Zero Coupon Series B
         04-15-03                                           12.87                   8,800,000(h)                  3,256,000

Communications equipment
& services (11.7%)
360networks
     (U.S. Dollar) Sr Nts
         05-01-08                                           13.00                   9,960,000(c)                  6,972,000
         08-01-09                                           12.00                   9,900,000(c)                  6,534,000
Birch Telecom
     Sr Nts
         06-15-08                                           14.00                  14,000,000                     8,400,000
Cable Satisfaction Intl
     (U.S. Dollar)
         03-01-10                                           12.75                   5,845,000(c)                  4,062,275
Celcaribe
     Sr Nts
         03-15-04                                           13.50                  11,150,000                     7,247,500
DLJ Secured Loan Trust
     Sr Secured Ctfs
         07-07-07                                           10.13                  11,500,000(d)                 11,869,150
         07-09-07                                           11.00                  10,000,000(d)                 10,600,000
Dobson/Sygnet Communications
     Sr Nts
         12-15-08                                           12.25                  16,000,000                    15,440,000
EchoStar DBS
     Sr Nts
         02-01-09                                            9.38                  21,015,000                    18,808,425
Equinix
     Sr Nts
         12-01-07                                           13.00                  11,260,000                     7,882,000
Esprit Telecom Group
     (U.S. Dollar) Sr Nts
         12-15-07                                           11.50                  19,560,000(b,c)                1,173,600
         06-15-08                                           10.88                  15,340,000(b,c)                  460,200
Fairpoint Communications
     Sr Sub Nts Series B
         05-01-08                                            9.50                   5,525,000                     4,475,250
GT Group Telecom
     (U.S. Dollar) Zero Coupon
     Sr Disc Nts
         02-01-05                                           16.77                  20,915,000(c,h)                6,692,800
Horizon PCS
     Zero Coupon
         10-01-05                                           14.00                  21,625,000(d,h)                8,758,125
Insight Midwest/Insight Capital
     Sr Nts
         11-01-10                                           10.50                  17,805,000(d)                 17,715,975
IPCS
     Zero Coupon
         07-15-05                                           14.00                  14,810,000(d,h)                6,331,275
KMC Telecom Holdings
     Sr Nts
         05-15-09                                           13.50                  12,000,000                     3,480,000
     Zero Coupon Sr Disc Nts
         02-15-03                                           12.68                  12,000,000(h)                  1,080,000
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10                                           12.75                   5,050,000                     3,838,000
Nextel Partners
     Sr Nts
         03-15-10                                           11.00                   4,400,000(d)                  4,136,000
NTL
     Zero Coupon Sr Nts Series B
         02-01-01                                           11.40                  40,000,000(h)                 33,600,000
Price Communications Wireless
     Company Guaranty Series B
         12-15-06                                            9.13                  36,850,000                    37,402,750
Rhythms NetConnections
     Sr Nts
         04-15-09                                           12.75                  10,000,000                     2,100,000
         02-15-10                                           14.00                  10,000,000                     2,200,000
Spectrasite Holdings
     Zero Coupon Sr Disc Nts
         04-15-04                                           11.67                  21,450,000(h)                 10,725,000
Telehub Communications
     Zero Coupon Company Guaranty
         07-31-01                                           13.88                  12,000,000(b,h)                1,920,000
UbiquiTel
     Zero Coupon Company Guaranty
         04-15-05                                           12.74                  21,940,000(d,h)                9,214,800
Versatel Telecom
     (U.S. Dollar) Sr Nts
         05-15-08                                           13.25                  10,600,000(c)                  6,678,000
Vialog
     Company Guaranty
         11-15-01                                           12.75                  22,600,000                    21,498,250
Voicestream Wireless/Voicestream
     Wireless Holdings
     Sr Nts
         11-15-09                                           10.38                  24,299,972                    25,757,970
Total                                                                                                           307,053,345

Computers & office equipment (0.9%)
Concentric Network
     Sr Nts
         12-15-07                                           12.75                   5,600,000                     4,130,000
Exodus Communications
     Sr Nts
         07-15-10                                           11.63                  10,000,000(d)                  8,100,000
Globix
     Sr Nts
         02-01-10                                           12.50                  32,575,000                    12,378,500
Total                                                                                                            24,608,500

Energy (2.7%)
AES Drax Energy
     (U.S. Dollar)
         08-30-10                                           11.50                   6,400,000(c,d)                6,752,000
Energy Corp of America
     Sr Sub Nts Series A
         05-15-07                                            9.50                  14,900,000                    11,622,000
Grant Prideco
     Sr Nts
         12-01-07                                            9.63                  19,500,000(d)                 19,378,905
Hurricane Hydrocarbons
     (U.S. Dollar) Sr Nts
         11-01-04                                           16.00                   4,802,203(c,d)                4,766,186
Lodestar Holdings
     Company Guaranty
         05-15-05                                           11.50                  23,475,000(b)                  2,112,750
Ocean Energy
     Company Guaranty Series B
         07-01-08                                            8.38                  14,000,000                    14,000,000
Rayovac
     Sr Sub Nts Series B
         11-01-06                                           10.25                  11,814,000                    12,138,885
Roil
     (U.S. Dollar)
         12-05-02                                           12.78                     324,000(c,d)                  320,355
Total                                                                                                            71,091,081

Energy equipment & services (0.1%)
Seven Seas Petroleum
     Sr Nts Series B
         05-15-05                                           12.50                   8,000,000                     2,400,000

Financial services (2.4%)
AOA Holdings LLC
     Sr Nts
         06-01-06                                           10.38                  15,500,000                    14,725,000
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07                                           10.00                  11,520,000(c)                  4,032,000
LaBranche
     Sr Nts
         08-15-04                                            9.50                   3,030,000                     3,097,690
     Sr Sub Nts
         03-01-07                                           12.00                  15,900,000                    16,695,000
RBF Finance
     Company Guaranty
         03-15-09                                           11.38                  20,775,000                    23,995,125
Total                                                                                                            62,544,815

Food (0.9%)
Aurora Foods
     Sr Sub Nts Series B
         02-15-07                                            9.88                   1,280,000                       921,600
     Sr Sub Nts Series D
         02-15-07                                            9.88                  23,625,000                    17,010,000
RAB Enterprises
     Company Guaranty
         05-01-05                                           10.50                   9,600,000                     6,912,000
Total                                                                                                            24,843,600

Health care services (2.8%)
HCA-The Healthcare
         05-20-08                                            7.25                   1,600,000                     1,492,000
         09-01-10                                            8.75                   6,875,000                     6,978,125
Magellan Health Services
     Sr Sub Nts
         02-15-08                                            9.00                  19,225,000                    11,727,250
Paracelsus Healthcare
     Sr Sub Nts
         08-15-06                                           10.00                  26,275,000(b)                 10,510,000
Physician Sales & Service
     Company Guaranty
         10-01-07                                            8.50                   9,350,000                     6,732,000
Tenet Healthcare
     Sr Nts Series B
         09-01-10                                            9.25                   9,475,000                     9,782,938
     Sr Sub Nts Series B
         12-01-08                                            8.13                  26,650,000                    25,717,250
Total                                                                                                            72,939,563

Household products (0.4%)
Revlon Consumer Products
     Sr Nts
         02-01-06                                            8.13                  10,000,000                     7,350,000
         11-01-06                                            9.00                   4,950,000                     3,613,500
Total                                                                                                            10,963,500

Industrial equipment & services (1.7%)
Blount
     Company Guaranty
         06-15-05                                            7.00                  12,200,000                     8,540,000
Motor & Gears
     Sr Nts Series D
         11-15-06                                           10.75                  28,535,000                    26,252,200
Thermadyne Holdings
     Zero Coupon
         06-01-03                                           12.49                  12,000,000(h)                  3,000,000
Thermadyne Mfg
     Company Guaranty
         06-01-08                                            9.88                  11,000,000                     7,700,000
Total                                                                                                            45,492,200

Insurance (0.6%)
Americo Life
     Sr Sub Nts
         06-01-05                                            9.25                  16,875,000                    15,820,313

Leisure time & entertainment (6.9%)
Alliance Atlantis Communications
     (U.S. Dollar) Sr Sub Nts
         12-15-09                                           13.00                  10,750,000(c)                 10,427,500
Cinemark USA
     Sr Sub Nts Series B
         08-01-08                                            9.63                  18,190,000                    11,641,600
Coast Hotels & Casino
     Company Guaranty
         04-01-09                                            9.50                   5,585,000                     5,417,450
Hammons (JQ) Hotels
     1st Mtge
         02-15-04                                            8.88                  18,600,000                    17,298,000
Hollywood Casino Shreveport
     1st Mtge
         08-01-06                                           13.00                   8,900,000                     9,345,000
Horseshoe Gaming Holdings
     Company Guaranty
         06-15-07                                            9.38                   6,825,000                     6,688,500
         05-15-09                                            8.63                   8,175,000                     7,684,500
Icon Health & Fitness
     Company Guaranty
         09-27-05                                           12.00                   5,550,000(d)                  3,219,000
Isle of Capri Casinos/Capital
     1st Mtge Series B
         08-31-04                                           13.00                  15,750,000                    17,167,500
Lodgenet Entertainment
     Sr Nts
         12-15-06                                           10.25                  15,000,000                    15,000,000
Premier Cruises
     Sr Nts
         03-15-08                                           11.00                  11,000,000(b,d,k)                     --
Six Flags
     Sr Nts
         04-01-06                                            9.25                  10,000,000                     9,175,000
         06-15-07                                            9.75                  13,650,000                    12,643,313
Station Casinos
     Sr Sub Nts
         07-01-10                                            9.88                  11,070,000(d)                 11,139,188
Trump Atlantic City Assn/Funding
     1st Mtge Company Guaranty
         05-01-06                                           11.25                  41,120,000                    25,391,599
Trump Holdings & Funding
     Sr Nts
         06-15-05                                           15.50                  15,300,000                     9,333,000
United Artists Theatres
     Series 1995A
         07-01-15                                            9.30                  12,746,883                     9,108,285
     Sr Sub Nts Series B
         04-15-08                                            9.75                  25,725,000(b)                    514,500
Total                                                                                                           181,193,935

Media (8.6%)
Adelphia Communications
     Sr Nts
         10-01-10                                           10.88                  16,950,000                    13,390,500
AMFM Operating
     Pay-in-kind
         10-31-06                                           12.63                   6,863,000(i)                  7,712,296
Australis Holdings
     (U.S. Dollar) Zero Coupon
     Sr Disc Nts
         11-01-00                                           13.35                  17,900,000(b,c,h)                 57,996
Australis Media
     (U.S. Dollar)
         05-15-03                                           15.75                  43,969,560(b,c)                  439,696
Benedek Communications
     Zero Coupon Sr Disc Nts
         05-15-01                                           13.89                  13,500,000(h)                 11,458,125
Big City Radio
     Zero Coupon Company Guaranty
         03-15-01                                           11.25                  10,000,000(h)                  4,500,000
Charter Communications
     Holdings/Charter Capital
     Sr Nts
         04-01-09                                           10.00                   5,600,000                     5,236,000
         01-15-10                                           10.25                  12,750,000                    12,048,750
Charter Communications LLC/Capital
     Zero Coupon Sr Disc Nts
         04-01-04                                           12.45                  14,650,000(h)                  7,764,500
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06                                           10.00                  16,585,000                    15,092,350
Golden Sky Systems
     Company Guaranty Series B
         08-01-06                                           12.38                   8,500,000                     8,840,000
MDC Communications
     (U.S. Dollar) Sr Sub Nts
         12-01-06                                           10.50                  16,350,000(c)                 14,878,500
Paxson Communications
     Sr Sub Nts
         10-01-02                                           11.63                  13,500,000                    13,719,375
Pegasus Media & Communications
     Series B
         07-01-05                                           12.50                  15,400,000                    16,016,000
     Sr Nts Series B
         10-15-05                                            9.63                  11,100,000                    10,212,000
Radio Unica
     Zero Coupon Company Guaranty
         08-01-02                                           11.74                   7,245,000(h)                  4,709,250
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08                                           10.50                  15,200,000(c)                 15,656,000
Sinclair Broadcasting Group
     Company Guaranty
         07-15-07                                            9.00                  11,500,000                    10,163,125
Telemundo Holdings
     Zero Coupon Sr Disc Nts Series B
         08-15-03                                           11.50                  17,000,000(h)                 11,815,000
TeleWest Communications
     (U.S. Dollar) Sr Nts
         11-01-08                                           11.25                   8,000,000(c)                  6,960,000
     (U.S. Dollar) Zero Coupon
         10-01-00                                           10.90                   7,000,000(c,h)                5,670,000
     (U.S. Dollar) Zero Coupon
     Sr Disc Nts
         04-15-04                                            8.96                  13,725,000(c,h)                5,215,500
Veninfotel
     (U.S. Dollar) Cv Pay-in-kind
         03-01-02                                           10.00                  10,939,556(c,g,i)             10,939,556
WRC Media/Weekly Read/Compass
     Sr Sub Nts
         11-15-09                                           12.75                  10,010,000                     8,108,100
XM Satellite Radio
         03-15-10                                           14.00                  10,750,000                     6,557,500
Total                                                                                                           227,160,119

Metals (2.4%)
AK Steel
     Company Guaranty
         02-15-09                                            7.88                  15,000,000                    13,125,000
Great Lakes Acquisition
     Zero Coupon Series B
         05-15-03                                           21.06                  17,000,000(h)                  2,720,000
Great Lakes Carbon
     Company Guaranty Pay-in-kind
     Series B
         05-15-08                                           10.25                  10,775,000(i)                  4,741,000
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03                                           10.13                   6,110,399(c,d)                5,927,087
Maxxam Group Holdings
     Sr Nts Series B
         08-01-03                                           12.00                  17,500,000                    16,143,750
Natl Steel
     1st Mtge Series D
         03-01-09                                            9.88                   3,725,000                     1,378,250
Oregon Steel Mills
     1st Mtge
         06-15-03                                           11.00                  10,340,000                     6,927,800
Pen Holdings
     Company Guaranty Series B
         06-15-08                                            9.88                   7,460,000                     4,476,000
Renco Steel Holdings
     Sr Nts Series B
         02-01-05                                           10.88                   8,500,000                     3,740,000
Sheffield Steel
     1st Mtge Series B
         12-01-05                                           11.50                  10,200,000                     5,151,000
Total                                                                                                            64,329,887

Miscellaneous (7.9%)
Actuant
     Company Guaranty
         05-01-09                                           13.00                   5,290,000                     5,078,400
Adams Outdoor Advertising
     Sr Nts
         03-15-06                                           10.75                  10,800,000                    10,854,000
Advance Stores
     Company Guaranty Series B
         04-15-08                                           10.25                   2,400,000                     1,752,000
Advanced Glassfiber Yarn
     Sr Sub Nts
         01-15-09                                            9.88                  17,720,000                    14,619,000
Argo-Tech
     Company Guaranty Series D
         10-01-07                                            8.63                  16,800,000                    13,104,000
Bistro Trust
         12-31-02                                            9.50                  10,000,000(d)                 10,057,800
Centaur Mining & Exploration
     (U.S. Dollar) Company Guaranty
         12-01-07                                           11.00                   6,825,000(c)                  1,911,000
Consolidated Container/Consolidated
Container Capital
         07-15-09                                           10.13                  18,500,000                    16,418,750
Dura Operating
     Company Guaranty Series B
         05-01-09                                            9.00                  10,600,000                     8,268,000
ECM Funding LP
         06-10-02                                           11.92                   1,078,342(g)                    905,807
Evercom
     Company Guaranty Sr Nts Series B
         06-30-07                                           11.00                   3,650,000                     2,956,500
Falcon Products
     Company Guaranty Series B
         06-15-09                                           11.38                  15,250,000                    13,877,500
ISG Resources
         04-15-08                                           10.00                  19,045,000                    12,569,700
Nationwide Credit
     Sr Nts Series A
         01-15-08                                           10.25                   4,725,000                     1,228,500
Normandy Yandal Operations
     (U.S. Dollar) Sr Nts
         04-01-08                                            8.88                   8,665,000(c)                  7,018,650
NSM Steel
     Company Guaranty
         02-01-06                                           12.00                  10,375,000(b,d)                  415,000
         02-01-08                                           12.25                  11,700,000(b,d)                  234,000
Omega Cabinets
     Sr Sub Nts
         06-15-07                                           10.50                   7,325,000                     6,812,250
Outsourcing Solutions
     Sr Sub Nts Series B
         11-01-06                                           11.00                  37,395,000                    29,916,000
Park-Ohio Inds
     Sr Sub Nts
         12-01-07                                            9.25                  19,025,000                    14,839,500
Poland Telecom Finance
     (U.S. Dollar) Company Guaranty
     Series B
         12-01-07                                           14.00                  13,200,000(b,c)                  132,000
Resolution Performance
     Sr Sub Nts
         11-30-08                                           10.37                  10,000,000(d)                  9,925,000
         11-15-10                                           13.50                   7,625,000(d)                  7,739,375
SC Intl
         09-01-07                                            9.25                  16,860,000                    16,522,800
Stellex Inds
     Sr Sub Nts Series B
         11-01-07                                            9.50                  11,450,000(b)                  1,259,500
Total                                                                                                           208,415,032

Multi-industry conglomerates (1.2%)
Communications & Power Inds
     Sr Sub Nts Series B
         08-01-05                                           12.00                   7,920,000                     5,623,200
Jordan Inds
     Sr Nts Series D
         08-01-07                                           10.38                  10,660,000                     9,700,600
Zero Coupon Sr Sub Debs Series B
         04-01-02                                           11.75                  17,692,251(h)                 10,880,734
Metromedia Intl Group
     Sr Disc Nts Series B
         09-30-07                                           10.50                   5,826,000                     2,709,090
Prime Succession
     Sr Sub Nts
         08-15-04                                           10.75                  13,475,000(b)                  1,617,000
Total                                                                                                            30,530,624

Paper & packaging (6.4%)
Berry Plastics
     Company Guaranty Series C
         04-15-04                                           12.25                   3,250,000                     2,827,500
     Sr Sub Nts
         04-15-04                                           12.25                   2,660,000                     2,287,600
     Sr Sub Nts Series B
         07-15-07                                           11.00                  10,500,000                     7,875,000
BPC Holding
     Sr Nts Series B
         06-15-06                                           12.50                  13,357,980                     5,994,394
Crown Paper
     Sr Sub Nts
         09-01-05                                           11.00                  29,470,000(b)                  2,062,900
Doman Inds
     (U.S. Dollar)
         03-15-04                                            8.75                   5,000,000(c)                  2,500,000
     (U.S. Dollar) Company Guaranty
         07-01-04                                           12.00                   9,750,000(c)                  9,360,000
     (U.S. Dollar) Sr Nts Series B
         11-15-07                                            9.25                  14,745,000(c)                  7,077,600
Gaylord Container
     Sr Nts
         06-15-07                                            9.75                   3,353,000                     2,246,510
         02-15-08                                            9.88                   5,825,000                     2,504,750
Graham Packaging/GPC Capital
     Zero Coupon Sr Disc Nts Series B
         01-15-03                                           11.44                   6,900,000(h)                  2,829,000
Packaging Corp of America
     Company Guaranty
         04-01-09                                            9.63                  14,905,000                    15,314,888
Repap New Brunswick
     (U.S. Dollar) Sr Nts
         06-01-04                                            9.00                  33,275,000(c)                 34,439,624
Riverwood Intl
     Company Guaranty
         04-01-08                                           10.88                   5,750,000                     5,246,875
     Company Guaranty Sr Nts
         04-01-06                                           10.25                   9,250,000                     9,065,000
Silgan Holdings
         06-01-09                                            9.00                  15,330,000                    13,049,663
Stone Container
     Sr Nts
         08-01-16                                           12.58                   9,000,000(j)                  9,191,250
Tjiwi Kimia Intl
     (U.S. Dollar) Company Guaranty
         08-01-01                                           13.25                   7,000,000(c)                  5,390,000
Warren (SD)
     Pay-in-kind
         12-15-06                                           14.00                  27,690,873(i)                 29,975,370
Total                                                                                                           169,237,924

Restaurants & lodging (3.6%)
Domino's
     Company Guaranty Series B
         01-15-09                                           10.38                  17,525,000                    14,370,500
Florida Panthers Holdings
     Company Guaranty
         04-15-09                                            9.88                  11,000,000                    10,340,000
MGM Mirage
     Company Guaranty
         06-01-07                                            9.75                  20,430,000                    20,991,825
         09-15-10                                            8.50                  12,500,000                    12,552,000
Park Place Entertainment
     Sr Sub Nts
         09-15-08                                            8.88                  19,100,000                    18,909,000
Prime Hospitality
     Sr Sub Nts Series B
         04-01-07                                            9.75                  18,700,000                    18,746,750
Total                                                                                                            95,910,075

Retail (0.8%)
Dairy Mart Convenience Stores
     Sr Sub Nts
         03-15-04                                           10.25                  17,675,000                    12,019,000
     Sr Sub Nts Series B
         03-15-04                                           10.25                   6,250,000                     4,250,000
Eye Care Centers of America
     Company Guaranty
         05-01-08                                            9.13                   7,525,000                     3,085,250
Flooring America
     Company Guaranty
         10-15-07                                            9.25                   9,245,000(b)                  1,294,300
Total                                                                                                            20,648,550

Textiles & apparel (0.3%)
Galey & Lord
     Company Guaranty
         03-01-08                                            9.13                  11,265,000                     5,632,500
GFSI Holdings
     Zero Coupon Sr Disc Nts Series B
         09-15-04                                           11.38                  17,300,000(h)                  2,595,000
Steel Heddle Group
     Zero Coupon Series B
         06-01-03                                           13.74                   6,200,000(h)                    310,000
Total                                                                                                             8,537,500

Transportation (0.5%)
American Architectural
     Company Guaranty
         12-01-07                                           11.75                  12,900,000(b)                  3,354,000
Global Ocean Carriers
     Sr Nts
         07-15-07                                           10.25                  13,500,000(b)                  7,020,000
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-04                                            9.25                   3,500,000(b,c)                1,295,000
         06-15-07                                            9.50                   5,000,000(b,c)                1,750,000
Total                                                                                                            13,419,000

Utilities -- electric (0.8%)
AES
     Sr Nts
         09-15-10                                            9.38                  15,500,000                    15,500,000
CMS Energy
     Sr Nts
         10-15-07                                            9.88                   5,200,000                     5,347,004
Total                                                                                                            20,847,004

Utilities -- telephone (7.1%)
Allegiance Telecom
     Sr Nts
         05-15-08                                           12.88                   1,600,000                     1,392,000
     Zero Coupon Sr Disc Nts Series B
         02-15-03                                           10.23                  23,410,000(h)                 12,641,400
COLT Telecom Group
     (U.S. Dollar) Zero Coupon
     Sr Disc Nts
         12-15-01                                           14.24                   8,500,000(c,h)                7,607,500
Dobson Communications
     Sr Nts
         07-01-10                                           10.88                  12,500,000                    11,812,500
Energis
     (U.S. Dollar)
         06-15-09                                            9.75                   8,175,000(c)                  7,275,750
Global Crossing Holdings
     (U.S. Dollar) Sr Nts
         11-15-09                                            9.50                   8,400,000(c)                  7,014,000
Intermedia Communications
     Zero Coupon Sr Disc Nts Series B
         07-15-02                                           10.84                  26,065,000(h)                 20,852,000
ITC Deltacom
     Sr Nts
         03-01-08                                            8.88                  10,465,000                     7,273,175
         11-15-08                                            9.75                   4,500,000                     3,240,000
Level 3 Communications
         03-15-08                                           11.00                  10,000,000                     7,400,000
McLeod USA
     Sr Nts
         03-15-08                                            8.38                     980,000                       784,000
         02-15-09                                            8.13                  13,000,000                    10,205,000
Metromedia Fiber Network
     Sr Nts
         12-15-09                                           10.00                  15,000,000                    11,250,000
     Sr Nts Series B
         11-15-08                                           10.00                     500,000                       380,000
Nextel Communications
     Cv
         11-15-09                                            9.38                  10,000,000                     8,600,000
     Zero Coupon Sr Nts
         02-15-03                                           12.57                  17,860,000(h)                 11,876,900
Primus Telecomm Group
     Sr Nts
         08-01-04                                           11.75                   6,550,000                     2,096,000
         01-15-09                                           11.25                   4,250,000                     1,360,000
     Sr Nts Series B
         05-15-08                                            9.88                  10,000,000                     3,200,000
PSINet
     Sr Nts
         12-01-06                                           10.50                  27,265,000                     8,179,500
RSL Communications
     (U.S. Dollar) Company Guaranty
         11-15-06                                           12.25                  29,867,000(c)                  4,480,050
TeleCorp PCS
     Company Guaranty
         07-15-10                                           10.63                   9,030,000                     8,578,500
United Pan-Europe Communications
     (U.S. Dollar) Sr Nts Series B
         08-01-09                                           10.88                  10,200,000(c)                  5,712,000
         11-01-09                                           11.25                   8,500,000(c)                  4,866,250
         02-01-10                                           11.25                   9,200,000(c)                  5,198,000
         02-01-10                                           11.50                   5,550,000(c)                  3,163,500
Williams Communications Group
     Sr Nts
         08-01-10                                           11.88                  12,500,000(d)                  9,750,000
Total                                                                                                           186,188,025

Total bonds
(Cost: $2,771,938,741)                                                                                       $2,107,392,452




Common stocks (0.7%)
Issuer                                     Shares               Value(a)

Arena Brands                                 111,111(b,g)       $3,111,109
Aurora Foods                                 458,531               894,135
Celcaribe                                  1,812,990(b,d)        2,719,485
Communications & Power Inds                    3,500(b)            525,000
Gaylord Container Cl A                     1,000,000(b)          1,375,000
Gemini Inds                                  245,278(g)          1,356,755
Global TeleSystems                           215,400(b)            269,250
Globix   47,212(b)                           123,932
Intermedia Communications                      6,937(b)             94,950
Nextel Communications Cl A                   102,112(b)          3,165,472
PhoneTel Technologies                      1,786,000(b,l)          232,180
Premier Holdings                             814,645(g)              8,146
Vialog   228,002(g)                        1,732,815
WebLink Wireless                              50,750(b)            152,250
Wilshire Financial Services Group          2,412,000(b,l)        2,638,125
WRC Media                                     13,543(d)             13,543
Total common stocks
(Cost: $93,287,884)                                            $18,412,147


Preferred stocks & other (12.4%)

Issuer                                    Shares                Value(a)
AirGate PCS
     Warrants                                16,700                784,900
American Restaurant Group
     12.00% Pay-in-kind Series B              4,404(i)           1,756,095
     Warrants                                 3,500                     35
Australis Holdings
     Warrants                                13,400(b,c)               134
Benedek Communications
     11.50% Pay-in-kind                       7,000(b,i)         3,430,000
     Warrants                                70,000                140,000
Bestel
     Warrants                                 4,000                440,000
Birch Telecom
     Warrants                                14,000                770,000
Cable Satisfaction Intl
     Warrants                                 5,845(c)             116,900
Century Maintenance
     13.25% Pay-in-kind Series C            176,225(i)          13,238,903
COLT Telecom Group
     Warrants                                 8,500                850,000
Communications & Power Inds
     14.00% Pay-in-kind Series B            236,903(i)          13,266,560
CSC Holdings
     11.13% Pay-in-kind Series M            389,118(i)          40,662,830
     11.75% Cm Pay-in-kind Series H         173,671(i)          18,474,253
Cybernet Internet
     Warrants                                10,250                 51,250
Dairy Mart
     Warrants                               311,333                108,967
Dobson Communications
     13.00% Pay-in-kind                       6,948(i)           6,218,460
Earthwatch
     12.00% Cv                              349,602(b,d)           790,101
Fairfield Mfg
     11.25% Pay-in-kind                       6,580(b,i)         5,066,599
GT Group Telecom
     Warrants                                20,915                930,718
HF Holdings
     Warrants                                53,125                 53,125
Hosiery Corp of America
     Warrants                                10,000                400,000
Intermedia Communications
     13.50% Pay-in-kind Series B             21,152(i)          17,344,640
Jitney-Jungle Stores of America Cl A
     15.00%                                 109,500(b)             164,250
KMC Telecom Holdings
     Warrants                                12,000(d)              24,000
Knology
     Warrants                                11,000                 11,000
Nakornthai Strip Mill
     Warrants                             7,407,184                      7
Nextel Communications
     11.13% Pay-in-kind Series E             15,716(i)          13,201,440
     13.00% Cm Pay-in-kind Series D          24,834(i)          23,964,810
NTL
     13.00% Pay-in-kind Series B             31,316(i)          27,244,920
Paxson Communications
     12.50% Cm Pay-in-kind
     Exchangeable                            29,022(i)          28,006,230
Pegasus Communications
     12.75% Cm Pay-in-kind
         Series A                            11,206(i)          11,206,000
     Warrants                                 6,250                468,750
PLD Telekom
     Warrants                                 8,000                    240
Poland Telecom
     Warrants                                13,200(c,d,k)              --
Primus Telecommunications
     Warrants                                11,550                167,475
RSL Communications
     Warrants                                 9,500                 17,813
Rural Cellular
     12.25%                                  21,900(b)          17,027,250
SGW Holding
     12.50% Pay-in-kind Series B            163,509(b,g,i)       1,635,090
     Cv Series A                             87,091(b,g)           435,455
     Warrants                                 2,750(g)               2,750
Sinclair Capital
     11.63%                                 140,000(b)          12,232,500
Telehub Communications
     Warrants                                12,000(k)                  --
Ubiquitel
     Warrants                                21,940                658,200
Varde Fund V LP                          25,000,000(b,e,g)      26,490,000
Wayland Investment
     Fund LLC                            26,000,000(e,g)        33,021,820
XM Satellite Radio
     Warrants                                10,750                860,000
XO Communications
     Pay-in-kind Series B                    15,460(i)           6,184,000

Total preferred stocks & other
(Cost: $406,702,035)                                          $327,918,470



Short-term securities (3.8%)
Issuer                                                   Annualized               Amount                        Value(a)
                                                        yield on date           payable at
                                                         of purchase             maturity
U.S. government agencies (1.9%)
Federal Home Loan Bank Disc Nts
         12-08-00                                            6.40%                 $4,300,000                    $4,293,894
         01-17-01                                            6.49                  23,200,000                    22,993,672
         01-22-01                                            6.48                  17,500,000                    17,328,413
Federal Natl Mtge Assn Disc Nts
         12-21-00                                            6.40                   1,400,000                     1,394,546
         01-10-01                                            6.48                   3,600,000                     3,572,735
         01-11-01                                            6.49                   1,600,000                     1,587,383
Total                                                                                                            51,170,643

Commercial paper (1.9%)
Amsterdam Funding
         01-11-01                                            6.71                     500,000(f)                    496,115
         01-17-01                                            6.69                   8,000,000(f)                  7,929,280
CXC
         01-18-01                                            6.60                   7,100,000(f)                  7,034,485
Delaware Funding
         12-07-00                                            6.49                   9,300,000(f)                  9,288,090
Falcon Asset
         01-22-01                                            6.64                   1,100,000(f)                  1,089,215
Fleet Funding
         12-04-00                                            6.48                   8,400,000(f)                  8,393,952
Morgan Stanley, Dean Witter,
Discover & Co
         12-13-00                                            6.51                   1,000,000                       997,656
Receivables Capital
         01-24-01                                            6.61                   5,700,000(f)                  5,642,089
Toyota Motor Credit
         12-22-00                                            6.51                   8,900,000(f)                  8,864,756
Total                                                                                                            49,735,638

Total short-term securities
(Cost: $100,943,507)                                                                                           $100,906,281

Total investments in securities
(Cost: $3,372,872,167)(m)                                                                                    $2,554,629,350


See accompanying notes to investments in securities.



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of Nov. 30, 2000, the value of foreign securities represented 9.86% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e)  The  share  amount  for  Limited  Liability   Companies  (LLC)  or  Limited
     Partnerships (LP) represents  capital  contributions.

(f) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors."This security has been determined to be liquid under guidelines established by the board.

(g) Identifies issues considered to be illiquid as to their  marketability  (see
    Note 1 to the financial statements). Information concerning such security holdings at Nov. 30, 2000, is as follows:

    Security                               Acquisition               Cost
                                              dates
    Arena Brands
         Common                             09-03-92            $  5,888,888
    ECM Funding LP
         11.92% 2002                 04-13-92 thru 12-10-99        1,078,342
    Gemini Inds
         Common                      12-23-96 thru 10-22-99       13,554,000
    Premier Holdings
         Common                             07-19-99              10,706,600
    SGW Holdings
         12.50% Pay-in-kind
              Series B               08-12-97 thru 08-31-99        2,717,949
         Cv Series A                        08-12-97                 899,998
         Warrants                           08-12-97                 867,900
    Varde Fund V LP                  04-27-00 thru 06-19-00       25,000,000
    Veninfotel
         (U.S. Dollar) 10.00%
              Cv Pay-in-kind 2002    03-05-97 thru 03-09-00       10,939,556
    Vialog                                  10-03-00               1,185,759
    Wayland Investment Fund LLC             05-17-00              28,911,480


(h) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(i) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(j) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Nov. 30, 2000.

(k)  Negligible market value.


(l) Investments representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Nov. 30, 2000 are as follows:

Issuer                Beginning       Purchase        Sales          Ending        Dividend         Value(a)
                        cost            cost          cost            cost          income
PhoneTel
     Technologies       $23,769,375      $--           $--         $23,769,375        $--        $   232,180
Wilshire Financial
     Services Group      25,203,750      --            --           25,203,750        --           2,638,125
                         ----------     ----          ----          ----------       ----          ---------
Total                   $48,973,125      $--           $--         $48,973,125        $--         $2,870,305
                        -----------     ----          ----         -----------       ----         ----------

(m) At Nov. 30, 2000, the cost of securities for federal income tax purposes was approximately $3,372,872,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation          $ 38,246,000
     Unrealized depreciation          (856,489,000)
                                      ------------
     Net unrealized depreciation    $ (818,243,000)
                                    --------------

American
   Express(R)
Funds

AXP Extra Income Fund
70100 AXP Financial Center
Minneapolis, MN 55474

TICKER SYMBOL
Class A:INEAX    Class B:IEIBX
Class C:N/A      Class Y:N/A

                                 PRSRT STD AUTO
                                  U.S. POSTAGE
                                      PAID
                                    AMERICAN
                                     EXPRESS

                                                                 S-6470 P (1/01)

Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.